LONG-TERM DEBT AND CREDIT FACILITY	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Long-term Debt and Credit Facility	Long-term Debt and Credit Facility

	Notes	December 31, 2024	December 31, 2023
Credit facility	(a)	$220.0	$—
5.75% senior notes	(b)	448.4	448.0
Second lien term loan	(c)	358.4	375.6
Equipment loans	(d)	2.1	7.2
		$1,028.9	$830.8
Current portion of long-term debt		$1.0	$5.0
Non-current portion of long-term debt		1,027.9	825.8
		$1,028.9	$830.8
The following are the contractual maturities related to the long-term debts, including interest payments:

		Payments due by period
December 31, 2024	Notes	Carrying amount	Contractual cash flows	1 yr	2-3 yrs	4-5 yrs
Notes[1]	(b)	$450.0	$553.5	$25.9	$51.8	$475.8
Term Loan[2]	(c)	$400.0	$565.2	$49.2	$97.7	$418.3
Equipment loans	(d)	$2.1	$2.1	$1.0	$1.1	$—
1.The carrying amount excludes unamortized deferred transaction costs of $3.6 million and the embedded derivative.
2.The carrying amount excludes unamortized deferred transaction costs of $3.7 million, the 3% original discount and the embedded derivative.
3.Excludes the amounts drawn on the credit facility, which can be repaid at any time prior to maturity in 2028.
(a)Credit facility
On December 20, 2024, the Company executed an amendment to its existing secured revolving credit facility ("Credit Facility"), extending its maturity to December 20, 2028 and increasing the amount available under the Credit Facility from $425 million to $650 million.

		Years ended December 31,
	Notes	2024	2023
Available amount under Credit Facility, beginning of year		$387.0	$26.6
Increase (decrease) in available amount under Credit Facility[1]		225.0	(75.0)
Draws[2]	34(e)	(280.0)	—
Repayments	34(e)	60.0	455.0
Increase (decrease) in letters of credit[3]		26.5	(19.6)
Available amount under Credit Facility, end of year		$418.5	$387.0
1.The amendment was determined to be a substantial modification to the Credit Facility, and therefore was accounted for as a debt extinguishment.
2.On November 20, 2024, the Company drew $220.0 million on the Credit Facility
3.The letters of credit were issued under the Credit Facility as security for surety bonds and asset retirement obligations (notes 18(e) and 14(a)), as well as providing guarantee for utility services in Ontario.
The Credit Facility provides for an interest rate margin above Secured Overnight Financing Rate (“SOFR”) prime rate, base rate advances and CORRA advances which vary, together with fees related thereto, according to the total Net Debt to Earnings Before Interest, Tax, Depreciation and Amortization ("EBITDA") ratio of the Company. The Credit Facility is secured by certain of the Company's real assets, guarantees by certain of the Company’s subsidiaries and pledges of shares of certain of the Company's subsidiaries. The key terms of the Credit Facility include certain limitations on incremental debt, certain restrictions on distributions and financial covenants including Net Debt to EBITDA and Interest Coverage and a minimum liquidity requirement of $150 million. The Company was in compliance with its credit facility covenants as at December 31, 2024.
(b)5.75% senior notes ("Notes")
On September 23, 2020, the Company completed the issuance of $450 million aggregate principal amount of Notes with an interest rate of 5.75% per annum. The Notes are denominated in U.S. dollars and mature on October 15, 2028. Interest is payable in arrears in equal semi-annual installments on April 15 and October 15 of each year, beginning on April 15, 2021. The Notes are guaranteed by certain of the Company's subsidiaries.
The Company incurred transaction costs of $7.5 million which have been capitalized and offset against the carrying amount of the Notes within long-term debt in the consolidated balance sheets and are being amortized using the effective interest rate method.
The Company has the right to redeem the Notes, in whole or in part, at the relevant redemption price (expressed as a percentage of the principal amount of the Notes) plus accrued and unpaid interest, if any, up to the redemption date. The redemption price for the Notes during the 12-month period beginning on October 15 of each of the following years is: 2024 – 102.875%; 2025 - 101.438%; 2026 and thereafter - 100%.
The prepayment options are options that represent an embedded derivative asset to the Company and are presented as an offset to the Notes on the consolidated balance sheets. The debt component was initially recognized at $454.2 million, which represented the difference between the fair value of the financial instrument as a whole and the fair value of the embedded derivative at inception.
Subsequently, the debt component is recognized at amortized cost using the effective interest rate method. The embedded derivative is classified as a financial asset at FVTPL. The fair value of the embedded derivative as at December 31, 2024 was $nil (December 31, 2023 - $nil) (note 21(a)).
(c)Second lien term loan ("Term Loan")
On May 16, 2023, the Company entered into a five year secured Term Loan of $400 million from three institutional lenders. The Term Loan has a 3% original issue discount, bears interest at a floating interest rate of either one month or three month SOFR + 8.25% per annum and matures on May 16, 2028. The loan is denominated in U.S. dollars, and interest is payable upon each SOFR maturity date.
The Company incurred transaction costs of $11.0 million, in addition to a 3% original discount, which have been capitalized and offset against the carrying amount of the Term Loan within long-term debt in the consolidated balance sheets and are being amortized using the effective interest rate method.
The obligations under the Term Loan are secured by certain of the Company's tangible assets, guarantees by certain of the Company's subsidiaries, and pledges of shares of certain of the Company's subsidiaries. The liens securing the Term Loan rank behind the liens securing the Credit Facility and are subject to an intercreditor agreement.
The Term Loan can be repaid at any time and has a make-whole premium, that is comprised of the discounted value of lost interest and a 104% premium on the principal if repaid in the first two years. The make-whole premium expires after two years and the loan can be repaid at any time at a 104% premium if repaid between June 2025 and May 2026, and a
101% premium if repaid between June 2026 and May 2027 and 100% thereafter. The prepayment terms constitute an embedded derivative which was separately recognized at its fair value of $1.0 million on initial recognition of the Term Loan and presented as an offset to the Term Loan on the consolidated balance sheets. The embedded derivative is classified as FVTPL. The fair value of the embedded derivative as at December 31, 2024 was an asset of $26.7 million (December 31, 2023 - $5.1 million) (note 21(a)).
The Term Loan has a minimum liquidity and interest coverage ratio covenant. The Company was in compliance with its Term Loan covenants as at December 31, 2024.
(d)Equipment loans
The Company has equipment loans with a carrying value of $2.1 million as at December 31, 2024 (December 31, 2023 - $7.2 million), secured by certain mobile equipment, with interest rates at 5.30% and which mature in 2026. The equipment loans are carried at amortized cost on the consolidated balance sheets.
(e)Surety bonds
As at December 31, 2024, the Company had CAD$255.7 million (December 31, 2024 - $177.5 million; December 31, 2023 ‐ CAD$201.4 million, $152.5 million) of surety bonds, issued pursuant to arrangements with insurance companies, for guarantee of environmental closure costs obligations related to Doyon, the Westwood mine and the Côté Gold mine. The Company posted letters of credit in the amount of CAD$10.6 million ($7.4 million, December 31, 2023 - CAD$29.8 million, $22.6 million) under the Credit Facility and $10.9 million (December 31, 2023 - $10.9 million) in cash deposits as collateral for surety bonds. The balance of $159.2 million remains uncollateralized.
(f)Performance bonds
As at December 31, 2024, performance bonds of CAD$32.0 million (December 31, 2024 - $22.2 million; December 31, 2023 - CAD$37.3 million, $28.2 million) were outstanding in support of certain obligations related to the construction of the Côté Gold mine.